ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 1,961	$ 2,408
Loans and notes payable	2,307	2,412
Deferred revenue	420	384
Derivative liabilities	126	104
Lease liabilities	167	177
Other liabilities	14	14
Total accounts payable and other liabilities	$ 4,995	$ 5,499